Stock-Based Compensation (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of Assumptions Used to Estimate Fair Value of Stock Option Awards
The fair value of each employee and non—employee stock option grant was estimated on the date of grant using the Black—Scholes option—pricing model based on the following assumptions:
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Risk-free interest rate	3.1%	0.9%	1.7%	0.7%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%
Expected term in years	6.05	6.03	5.90	5.99
Expected volatility	71.9%-72.0%	74.6%-74.9%	70.8%-72.5%	73.8%-86.8%

The fair value of each employee and non-employee stock option grant was estimated on the date of grant using the Black-Scholes option-pricing model based on the following inputs:
	Year Ended December 31,
	2021	2020
Risk-free interest rate	0.7%	0.7%
Expected dividend yield	—	—
Expected term in years	6.0	5.9
Expected volatility	71.8% - 73.1%	70.8% - 86.8%

Schedule of Share Option Activity
The following table summarizes information and activity related to Angion’s stock options:
	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Total Intrinsic Value (in thousands)
Outstanding as of December 31, 2021	4,230,162	$8.92	7.8	$—
Options granted	2,257,100	1.93
Options forfeited	(914,621)	9.37
Outstanding as of September 30, 2022	5,572,641	$7.48	7.7	$—
Options vested and exercisable	3,862,362	$7.34	6.1	$—

The following assumptions were used to estimate the fair value of stock option awards: The following table summarizes information as of December 31, 2021 and activity during 2021 related to Angion’s stock option plans:
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Total Intrinsic Value (in thousands)
Outstanding as of December 31, 2020	3,479,731	$6.97	8.4	$15,140
Options granted	1,103,721	15.44
Options forfeited	(189,388)	13.24
Options exercised	(152,939)	6.40
Options expired	(10,963)	7.67
Outstanding as of December 31, 2021	4,230,162	$8.92	7.8	$—
Options vested and exercisable	2,499,165	$7.11	7.1	$—

Schedule of RSA and RSU Activity
The following table summarizes information and activity related to Angion’s RSUs:
	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value Per Share
Outstanding at December 31, 2021	17,504	$9.51
Vested and released	(1,094)	$9.51
Outstanding as of September 30, 2022	16,410	$9.51

Angion’s RSA and RSU activity for the years ended December 31, 2021 were as follows:
	Shares of Restricted Stock	Weighted Average Grant Date Fair Value Per Share	Restricted Stock Units	Weighted Average Grant Date Fair Value Per Share
Outstanding at December 31, 2020	14,586	$6.05	74,144	$7.78
Vested	(14,586)	6.05	(43,875)	$8.16
Forfeited			(12,764)	$6.12
Outstanding at December 31, 2021	—		17,505	$9.51
Vested as of December 31, 2021	—		43,875	$8.16

Components of Stock-Based Compensation Expense
The following table summarizes total stock-based compensation expense recorded in the condensed consolidated statements of operations (in thousands):
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Research and development	$(1,143)	$1,152	$(1,055)	$5,104
General and administrative	380	1,032	1,722	4,915
Total	$(763)	$2,184	$667	$10,019

The following table summarizes the total stock-based compensation expense for the stock options, RSUs, RSAs, PSUs compensation issued in shares recorded in the consolidated statements of operations (in thousands):
	Year Ended December 31,
	2021	2020
Research and development	$5,898	$2,183
General and administrative	6,143	2,533
Total	$12,041	$4,716